Shareholders' equity - Conditional capital (Details)	12 Months Ended
	Dec. 31, 2018 EUR (€) shares € / shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Jan. 01, 2018 shares
Disclosure of classes of share capital [line items]
Nominal value (in dollars per share) | € / shares	€ 1
Outstanding number of options	3,896,000			4,827,000
Outstanding options weighted average remaining contractual life	3.95
Exercised	859,000
Increase in capital stock from exercise of stock options | €	€ 38,777,000	€ 43,833,000	€ 41,937,000